Condensed Interim Consolidated Statements of Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue:
Revenue	$ 19,072,131	$ 17,364,264	$ 57,492,388	$ 54,359,174
Expenses:
Direct center and patient care costs	13,043,838	13,135,231	39,945,827	40,397,958
Other regional and center support costs	7,223,389	4,764,130	20,645,033	14,353,697
Depreciation	308,113	583,388	932,061	2,418,742
Total	20,575,340	18,482,749	61,522,921	57,170,397
Regional operating loss	(1,503,209)	(1,118,485)	(4,030,533)	(2,811,223)
Center development costs	31,929	137,770	272,650	355,832
Corporate, general and administrative expenses	6,291,658	5,986,061	21,470,073	21,405,122
Share-based compensation	51,923	14,740	111,110	591,470
Amortization	16,426	16,548	49,520	49,643
Interest expense	4,984,262	3,088,382	13,921,621	8,665,931
Interest income	(66)	(64)	(196)	(165)
Loss on extinguishment of loans		14,274	(39,822)	14,274
Loss on device contract termination		3,181,116		3,181,116
Loss before income taxes	(12,879,341)	(13,557,312)	(39,855,311)	(37,074,446)
Income tax expense	0	0	0	0
Loss for the period and comprehensive loss	(12,879,341)	(13,557,312)	(39,855,311)	(37,074,446)
Non-controlling interest	328,018	(66,025)	(24,461)	(249,575)
Loss for the period and comprehensive loss attributable to Greenbrook	$ (13,207,359)	$ (13,491,287)	$ (39,830,850)	$ (36,824,871)
Net loss per share:
Basic	$ (0.33)	$ (0.32)	$ (0.92)	$ (0.97)
Diluted	$ (0.33)	$ (0.32)	$ (0.92)	$ (0.97)
Service revenue
Revenue:
Revenue	$ 18,872,131	$ 17,364,264	$ 55,992,388	$ 54,359,174
Other revenue
Revenue:
Revenue	$ 200,000		$ 1,500,000